CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
Current assets:
Cash and cash equivalents	$ 98.5	$ 148.9
Trade and other receivables	24.3	38.6
Inventories (Note 18)	181.0	163.5
Other financial assets (Note 19)	7.4	13.2
Other assets (Note 20)	118.0	119.4
Assets held for sale (Note 6)	0.0	355.8
Current assets	429.2	839.4
Non-current assets:
Property, plant and equipment (Note 21)	6,696.4	7,153.2
Goodwill and other intangible assets (Note 22)	399.8	449.5
Investment in associate (Note 23)	146.0	0.0
Deferred tax assets (Note 13(b))	88.5	97.8
Other financial assets (Note 19)	18.9	26.1
Other assets (Note 20)	234.1	197.3
Total assets	8,012.9	8,763.3
Current liabilities:
Trade and other payables (Note 24)	294.8	345.4
Income taxes payable	32.5	91.8
Other financial liabilities (Note 25)	62.3	203.1
Other provisions and liabilities (Note 26)	106.8	56.7
Liabilities relating to assets held for sale (Note 6)	0.0	83.7
Current liabilities	496.4	780.7
Non-current liabilities:
Long-term debt (Note 27)	1,756.8	1,747.7
Decommissioning, restoration and similar liabilities (Note 28)	241.2	258.2
Deferred tax liabilities (Note 13(b))	1,129.3	1,147.1
Other financial liabilities (Note 25)	76.0	85.7
Other provisions and liabilities (Note 26)	289.2	296.6
Total liabilities	3,988.9	4,316.0
Equity
Issued and outstanding 949,341,830 common shares (December 31, 2017 - 948,524,667 common shares)	7,636.4	7,633.7
Contributed surplus	20.4	18.0
Accumulated other comprehensive (loss) income	(16.9)	2.2
Deficit	(3,650.6)	(3,340.5)
Attributable to Yamana Gold Inc. equity holders	3,989.3	4,313.4
Non-controlling interests (Note 31)	34.7	133.9
Total equity	4,024.0	4,447.3
Total liabilities and equity	$ 8,012.9	$ 8,763.3

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.